SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM 12B-25
NOTIFICATION OF LATE FILING
Commission File Number 0-18808
(Check One)

☑ Form 10-K and Form 10-KSB	☐ Form 11-K

☐ Form 20-F	☐ Form 10-Q and Form 10-QSB ☐ Form N-SAR
For Period ended: September 30, 2006

☐ Transition Report on Form 10-K and Form 10-KSB	☐ Transition Report on Form 10-Q and Form 10-QSB

☐ Transition Report on Form 20-F	☐ Transition Report on Form N-SAR

☐ Transition Report on Form 11-K
     For the Transition Period ended
          Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.
          Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
          If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:
PART I.
REGISTRANT INFORMATION

Full name of registrant	Great Western Land and Recreation, Inc.
Former name if applicable

Address of principal executive office (Street and number) 7373 N. Scottsdale Rd Suite C-140
City, state and zip code Scottsdale AZ 85253

PART II. RULE 12B-25 (B) AND (C)
PART III. NARRATIVE
PART IV. OTHER INFORMATION

PART II.
RULE 12B-25 (B) AND (C)
     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☑	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, 10-KSB, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
PART III.
NARRATIVE
     State below in reasonable detail the reasons why Form 10-K, 10-KSB, 11-K, 20-F, 10-Q, 10-QSB, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)
     The Company’s auditors have not commenced the audit for the year ended September 30, 2005 pending confirmation from the Company of its ability to pay the auditors. The Company may, but does not expect to be able to file within the time required by this Form 12b-25.

PART IV.
OTHER INFORMATION
     (1) Name and telephone number of person to contact in regard to this notification.

Christopher Heidmann, CFO	480	949-6007

(Name)	(Area Code)	(Telephone Number)
     (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
☑ Yes  ☐ No
     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
☐ Yes ☑ No
GREAT WESTERN LAND AND RECREATION, INC.

(Name of Registrant as Specified in Charter)
Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.
Date 12/22/06                              By   /s/ David Weber, President

Exhibit
United States
Securities and Exchange Commission
Washington, DC 20549
December 22, 2006
Due to delays in receiving information from the registrant, we have not commenced our audit procedures on the registrant’s financial statement as of and for the year ended September 30, 2006.
/s/Epstein, Weber & Conover, PLC